Merrill Lynch Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499
August 4, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Merrill Lynch Life Variable Annuity Separate Account D Merrill Lynch IRA Annuity — Registration No. 333-91098 Merrill Lynch Investor Choice — IRA Series — Registration No. 333-119364
Commissioners:
Merrill Lynch Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended February 28, 2009, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Annual Report Mailings:
Columbia Marsico Growth Fund, SEC File No.: 811-09645
Semi-Annual Report Mailings:
The American Funds: The Growth Fund of America, Inc., SEC File No.: 811-00862
BlackRock Fundamental Growth Fund, Inc., SEC File No.: 811-06669
BlackRock Global Growth Fund, Inc., SEC File No.: 811-08327
MFS Series Trust I — Core Growth Fund, SEC File No.: 811-04777
MFS Series Trust IV — Mid Cap Growth Fund, SEC File No.: 811-02594
MFS Series I — Research International Fund, SEC File No.: 811-04777
Oppenheimer Capital Appreciation Fund, SEC File No.: 811-03105
Oppenheimer Main Street Fund, SEC File No.: 811-05360
Templeton Foreign Fund; SEC File No.: 811-02781
Templeton Growth Fund, Inc., SEC File No.: 811-04892
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.
Very truly yours,

/s/ Darin Smith

Darin Smith
General Counsel